AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05048766

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Cert AMX

RECD S.E.C.
APR 27 2005

1-32474

April 27, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 15, 2005 the American Stock Exchange LLC (the "Exchange") received from Clough Global Equity Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of beneficial interest

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
MAY 02 2005
THOMSON
FINANCIAL

cc: Herbert Scholl